UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |X|; Amendment Number:  1
  This Amendment (Check only one):        |X|  is a restatement.
                                          |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Starwood Capital Group Management, L.L.C.
Address:   591 West Putnam Avenue
           Greenwich, CT 06830

Form 13F File Number:  028-12188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria J. D'Avanzo
Title:   Chief Compliance Officer
Phone:   203-422-7775

Signature, Place, and Date of Signing:


    /s/ Maria J. D'Avanzo           Greenwich, CT          August 6, 2009
    ---------------------           -------------          --------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number       Name

028-12189                  Starwood Real Estate Securities, LLC
---------                  ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $ 17,913
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE

                           FORM 13F INFORMATION TABLE

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Riviera Holdings Corp.     Com           769627100   $17,537   627,442   SH           SOLE                  627,442
iStar Financial Inc.       Com           45031U101      $376     8,038   SH           SOLE                    8,038